Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule Of Outstanding Short Term Debt
The following table presents the Company’s outstanding short-term debt as of December 31, 2019 and 2020:

Name	Annual interest rates		Term	As of December 31, 2019	As of December 31, 2020
				RMB	RMB	US$
Short-term loans
East West Bank	4.75% - 5.50%		1 year	66,000	35,000	4,598
SPD Silicon Valley Bank	6.00 (Floating	% )	1 year	70,000	30,000	5,364
Agricultural Bank of China	4.85%		1 year	—	1,000	153
Long-term debt, current portion	8.45% - 14.86%		3 years	7,979	7,837	1,201

Total				143,979	73,837	11,316

Schedule Of Long-term Debt
The following table presents the Company’s long-term debt as of December 31, 2019 and 2020:

	Annual interest rates	Term	As of December 31, 2019	As of December 31, 2020
			RMB	RMB	US$
Long-term debt, current portion	8.45% -14.86%	3 years	7,979	7,837	1,201
Long-term debt, non-current portion	8.45% -14.86%	3 years	11,942	5,135	787

Total			19,921	12,972	1,988

Schedule Of Maturities Of The Debt	As of December 31, 2020, maturities of the debt are as follows:

	RMB	US$
2021	73,837	11,316
2022	4,414	676
2023	721	111

Total	78,972	12,103